Annual Operating Expenses {- Fidelity SAI U.S. Value Index Fund} - 07.31 Fidelity SAI U.S. Value Index Fund PRO-07 - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2021
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%